SHARE-BASED PAYMENTS - Expenses Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED PAYMENTS
Expenses recognized in profit or loss	$ 10,212	$ 4,202	$ 3,027
Unrecognized compensation expenses	$ 7,600